CAPITAL MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Capital Management
Payables and accrued expenses	$ 3,600	$ 1,100
[custom:PayablesAndAccruedExpenseNonCurrent-0]	17,900
Current assets	$ 19,000	$ 2,200